Supplementary Financial Information (Schedule of Estimated Aggregate Amortization Expenses) (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Supplementary Financial Information [Abstract]
2025	$ 134,000,000
2026	139,000,000	$ 131
2027	139,000,000	131
2028	139,000,000	131
2029	$ 139,000,000	131
2029		$ 131